Events Occurring After the Reporting Date	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Events Occurring After the Reporting Date
NOTE 32. EVENTS OCCURRING AFTER THE REPORTING DATE
No matter or circumstance has arisen since June 30, 2026, that has significantly affected the Group’s operations, results, or state of affairs, or may do so in future years.